Fees Summary	May 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,022,000.00
Previously Paid Amount	0.00
Total Fee Amount	279.24
Total Offset Amount	0.00
Net Fee	279.24
Narrative - Max Aggregate Offering Price	$ 2,022,000.00
Final Prospectus	true